Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222751 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222751 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222751 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222752 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222752 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222752 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222750 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222750 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000222750 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%